Statement of Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Appropriation of Retained Earnings [Abstract]
Unappropriated retained earnings carried over from prior years	₩ 0	₩ 0
Effect of change in accounting policy	0	39,813
Net income (loss)	(2,594,957)	(1,095,213)
Remeasurements of defined benefit plans	(11,402)	(65,442)
Retained earnings before appropriations	(2,606,359)	(1,120,842)
Transfer from voluntary reserves	2,606,359	1,120,842
Subtotal (I+II)	0	0
Appropriations of retained earnings	₩ 0	0
Unappropriated retained earnings to be carried over to subsequent year		₩ 0